UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

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(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

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(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

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(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 90.9%
ASIAN EQUITY LONG/SHORT ‒ 4.2%
Kylin Offshore Fund Ltd.	2/1/2012 [b]	$77,570	$93,662	Quarterly	60 Days
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	7,422,570	7,586,794	Quarterly	60 Days [c,d]
		7,500,140	7,680,456
CHINA EQUITY LONG/SHORT ‒ 2.7%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	5,000,000	4,918,590	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 3.5%
Lansdowne Energy Dynamics Fund Limited Class D	4/1/2018	6,500,000	6,408,629	Monthly	90 Days [c]

EUROPEAN EQUITY LONG/SHORT ‒ 10.6%
Boldhaven Fund - Class 1A	7/1/2018	5,500,000	5,806,966	Quarterly	60 Days
Engadine Equity Fund - Institutional E	7/1/2017	6,800,000	6,392,198	Quarterly	45 Days
Rye Bay European Fund Ltd. - Class A	7/1/2017	7,550,000	7,028,739	Quarterly	65 Days
		19,850,000	19,227,903
FINANCIAL EQUITY LONG/SHORT ‒ 6.2%
Azora Offshore Fund, Ltd.	5/1/2018	4,000,000	4,209,521	Quarterly	45 Days
Boathouse Row Offshore Ltd.	4/1/2017	7,000,000	7,127,279	Quarterly	60 Days
		11,000,000	11,336,800

GLOBAL EQUITY LONG/SHORT ‒ 15.2%
Lansdowne Developed Markets Fund, LP Class B	7/1/2018	4,500,000	3,966,414	Monthly	90 Days [c]
Lansdowne Developed Markets Fund Limited Class B	9/1/2013 [b]	1,028,261	988,042	Monthly	90 Days [c]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	3,033,381	3,234,262	Quarterly	45 Days
Saya Offshore Fund Ltd. - Class B	8/1/2017	5,000,000	5,231,523	Quarterly	45 Days
Suvretta Partners, L.P. - Class A	1/1/2016	1,340,036	1,499,234	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	9,850,000	12,693,851	Quarterly	60 Days [d]
		24,751,678	27,613,326
HEALTH CARE EQUITY LONG/SHORT ‒ 7.0%
Camber Capital Fund L.P.	1/1/2016	8,029,434	8,754,524	Quarterly	90 Days [c]
Parkman HP Offshore Fund Ltd.	6/1/2019	4,000,000	3,976,607	Quarterly	45 Days
		12,029,434	12,731,131

JAPAN EQUITY LONG/SHORT ‒ 2.0%
APS Japan Alpha Fund - Class H	7/1/2018	4,000,000	3,623,464	Daily	1 Day

LATIN AMERICA ‒ 3.4%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	5,250,000	6,198,233	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 5.2%
Long Pond Offshore, Ltd.	6/1/2011 [b]	8,116,101	9,563,465	Quarterly	60 Days [d]

TMT EQUITY LONG/SHORT ‒ 15.4%
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	7,724,984	10,196,367	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	7,600,000	9,718,121	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	6,200,000	8,243,249	Quarterly	45 Days [f,g]
		21,524,984	28,157,737

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS ‒ Continued

As of July 31, 2019 (Unaudited)

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 15.5%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	$4,814,660	$7,119,782	Semi-Annually	60 Days
Artisan Thematic Offshore Fund Ltd. - Founders Class	1/1/2019	6,000,000	6,560,168	Quarterly	30 Days
Callodine Capital Fund, LP	2/1/2019	5,200,000	5,011,264	Quarterly	45 Days
Mountaineer Offshore Fund, Ltd. - Class LV	3/1/2018	4,500,000	4,294,984	Quarterly	40 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	5,000,000	5,097,102	Quarterly	60 Days [d]
		25,514,660	28,083,300

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 90.9%		151,036,997	165,543,034

TOTAL INVESTMENTS ‒ 90.9%		151,036,997	165,543,034

Other Assets in Excess of Liabilities ‒ 9.1%			16,474,499
SHAREHOLDERS' CAPITAL ‒ 100.0%			$182,017,533

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of July 31, 2019 was $151,036,997 and $165,543,034 respectively.
[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

See accompanying notes to Schedule of Investments.

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of April 30, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$13,951,244
Gross unrealized depreciation	(3,647,798)
Net unrealized appreciation	$10,303,446
Cost of investments	$159,180,808

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian
(Principal Executive Officer)
Date	September 27, 2019

By (Signature and Title)*	/s/ David J. Finn
David J. Finn
(Principal Financial Officer)
Date	September 27, 2019

* Print the name and title of each signing officer under his or her signature.